Right-of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of Quantitative Information about Right-of-Use Assets

		Plant and
	Offices	equipment	Total
COST
As of January 1, 2024	$2,574	$25	$2,599
Additions	911	—	911
Derecognized upon end of lease term	(2,503)	(13)	(2,516)
As of December 31, 2024	982	12	994
Derecognized upon end of lease term	(71)	(12)	(83)
As of December 31, 2025	911	—	911
ACCUMULATED DEPRECIATION
As of January 1, 2024	(2,160)	(14)	(2,174)
Provided for the year	(126)	(21)	(147)
Derecognized upon end of lease term	2,226	28	2,254
As of December 31, 2024	(60)	(7)	(67)
Provided for the year	(205)	(4)	(209)
Derecognized upon end of lease term	(69)	11	(58)
As of December 31, 2025	(334)	—	(334)
CARRYING VALUES
As of December 31, 2024	$922	$5	$927
As of December 31, 2025	$577	$-	$577

Summary of Right-of-Use-Assets Depreciated Over Lease Term

The right-of-use assets are depreciated over the lease terms using straight-line method.

	Years ended December 31,
	2025	2024	2023
Expense relating to short-term leases	$48	$67	$122
Total cash outflow for leases	$190	$363	$566